UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06671

Deutsche Global High Income Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2015

Semiannual Report

to Shareholders

Deutsche Global High Income Fund, Inc.

Ticker Symbol: LBF

Contents
3 Performance Summary
6 Portfolio Manager
7 Portfolio Summary
10 Investment Portfolio
33 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Cash Flows
38 Statement of Changes in Net Assets
39 Financial Highlights
41 Notes to Financial Statements
55 Dividend Reinvestment and Cash Purchase Plan
59 Additional Information
61 Privacy Statement

The fund's primary investment objective is to seek high current income; capital appreciation is a secondary investment objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below-investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Leverage results in additional risks and can magnify the effect of any gains or losses.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2015 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Return as of 4/30/15
	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	1.34%	4.55%	8.58%	8.63%
Based on Market Price(a)	4.71%	8.28%	8.91%	9.11%
JPMorgan Emerging Markets Bond Global Diversified Index(b)	1.37%	6.06%	7.27%	8.14%
Morningstar Closed-End Emerging Markets Bond Funds Category (based on Net Asset Value)(c)	–4.26%	–2.96%	4.08%	7.65%

‡ Total returns shown for periods less than one year are not annualized.

a Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended April 30, 2015 was 2.22% (1.73% excluding interest expense).

b The unmanaged, unleveraged JPMorgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

c Morningstar's Closed-End Emerging Markets Bond Funds category represents portfolios that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East and Asia make up the rest. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Emerging Markets Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 4/30/15	As of 10/31/14
Net Asset Value	$9.16	$9.34
Market Price	$8.34	$8.23

Prices and Net Asset Value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 4/30/15: Income Dividends	$.27
April Income Dividend	$.0450
Current Annualized Distribution Rate (based on Net Asset Value) as of 4/30/15†	5.90%
Current Annualized Distribution Rate (based on Market Price) as of 4/30/15†	6.47%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on April 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 137.0%
Austria 0.6%
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		125,000	130,375
144A, 7.75%, 10/28/2020		200,000	216,800
(Cost $325,000)			347,175
Belgium 0.7%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $420,017)		395,000	421,662
Bermuda 0.4%
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		65,000	61,547
144A, 8.25%, 9/30/2020		147,000	151,616
(Cost $216,095)			213,163
Brazil 2.9%
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		425,000	448,630
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	93,596
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		1,000,000	979,700
Independencia International Ltd., REG S, 12.0%, 12/30/2016*		577,088	0
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	198,560
(Cost $2,859,823)			1,720,486
Canada 11.4%
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		20,000	19,500
144A, 5.625%, 6/1/2024		20,000	19,350
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		35,000	34,825
144A, 5.5%, 9/15/2018		30,000	30,338
144A, 5.75%, 3/15/2022		485,000	459,537
144A, 6.0%, 10/15/2022		65,000	61,100
144A, 7.5%, 3/15/2025		30,000	29,738
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	35,438
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		185,000	189,856
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	30,450
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		72,000	67,140
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	49,750
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		55,000	46,475
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,281,250
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	73,150
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		45,000	45,675
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		675,000	666,562
144A, 7.0%, 3/31/2024		140,000	137,928
Novelis, Inc., 8.75%, 12/15/2020		130,000	138,775
Open Text Corp., 144A, 5.625%, 1/15/2023		65,000	67,438
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		25,000	25,469
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,042,937
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		120,000	123,075
144A, 5.875%, 5/15/2023		105,000	107,756
144A, 6.125%, 4/15/2025		310,000	319,881
144A, 6.75%, 8/15/2018		1,115,000	1,180,506
144A, 7.5%, 7/15/2021		245,000	265,825
Videotron Ltd., 5.0%, 7/15/2022		230,000	237,314
(Cost $6,775,990)			6,787,038
Cayman Islands 5.4%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	583,125
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	220,887
Seagate HDD Cayman, 3.75%, 11/15/2018		100,000	104,631
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,055,000	2,136,686
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		155,000	157,519
(Cost $3,094,520)			3,202,848
Chile 4.3%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035		2,000,000	2,280,412
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		250,000	256,250
(Cost $1,894,486)			2,536,662
Croatia 5.7%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	296,834
144A, 6.375%, 3/24/2021		1,770,000	1,951,425
REG S, 6.625%, 7/14/2020		1,000,000	1,113,440
(Cost $3,035,678)			3,361,699
Dominican Republic 1.9%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,044,022)		1,000,000	1,125,000
France 5.0%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	150,000	176,020
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	185,000	213,959
Credit Agricole SA, 144A, 7.875%, 1/29/2049		130,000	139,013
Crown European Holdings SA:
144A, 3.375%, 5/15/2025 (b)	EUR	390,000	435,788
144A, 4.0%, 7/15/2022	EUR	310,000	371,579
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	215,000	248,655
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	280,000	336,406
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	110,898
Numericable-SFR:
144A, 4.875%, 5/15/2019		125,000	126,094
144A, 6.0%, 5/15/2022		200,000	204,875
Paprec Holding, 144A, 5.25%, 4/1/2022	EUR	295,000	345,318
Societe Generale SA, 144A, 7.875%, 12/29/2049		55,000	57,062
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	194,250
(Cost $3,133,365)			2,959,917
Germany 1.3%
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	330,000	400,184
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	238,325
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	110,000	126,601
(Cost $840,615)			765,110
Greece 0.2%
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (Cost $100,596)		100,000	105,125
Hungary 3.8%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,193,864)		2,000,000	2,237,940
Indonesia 2.3%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,331,237)		1,300,000	1,366,625
Ireland 1.0%
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	100,000	114,671
144A, 9.125%, 10/15/2020		250,000	268,750
MMC Finance Ltd., 144A, 5.55%, 10/28/2020		200,000	196,512
(Cost $599,640)			579,933
Israel 0.1%
B Communications Ltd., 144A, 7.375%, 2/15/2021 (Cost $60,000)		60,000	64,092
Italy 2.7%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	1,063,698
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	440,000	528,638
(Cost $1,791,701)			1,592,336
Kazakhstan 2.9%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	236,875
144A, 7.0%, 5/5/2020		200,000	217,800
Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,300,075
(Cost $1,572,826)			1,754,750
Latvia 0.8%
Republic of Latvia, 144A, 2.75%, 1/12/2020 (Cost $498,250)		500,000	508,345
Lithuania 3.0%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,182,500
144A, 7.375%, 2/11/2020		500,000	607,000
(Cost $1,521,762)			1,789,500
Luxembourg 11.0%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	247,450
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	212,510
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	220,750
Altice SA, 144A, 7.25%, 5/15/2022	EUR	110,000	127,682
ArcelorMittal, 6.0%, 8/5/2020		330,000	344,437
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		20,000	20,300
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,076,400
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	210,000	261,736
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		565,000	531,806
7.25%, 10/15/2020		260,000	268,093
7.5%, 4/1/2021		850,000	882,937
Intelsat Luxembourg SA:
7.75%, 6/1/2021		120,000	110,250
8.125%, 6/1/2023		15,000	13,730
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		50,000	50,813
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	450,000	502,124
MHP SA, 144A, 8.25%, 4/2/2020		645,000	516,000
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	197,000
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	209,475
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	118,461
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	232,610
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	133,703
144A, 6.75%, 8/15/2024	EUR	110,000	137,563
Wind Acquisition Finance SA:
144A, 4.011%**, 7/15/2020	EUR	100,000	112,145
144A, 6.5%, 4/30/2020		30,000	31,875
(Cost $6,922,415)			6,559,850
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $145,000)		145,000	133,400
Mexico 0.4%
Petroleos Mexicanos, 5.5%, 6/27/2044 (Cost $214,037)		215,000	212,098
Netherlands 1.3%
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	118,461
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		110,000	110,715
NXP BV, 144A, 3.75%, 6/1/2018		65,000	66,787
United Group BV, 144A, 7.875%, 11/15/2020	EUR	270,000	323,937
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	130,000	150,364
(Cost $832,520)			770,264
Panama 3.4%
Republic of Panama, 3.75%, 3/16/2025 (Cost $1,976,000)		2,000,000	2,025,000
Peru 3.5%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	321,750
Republic of Peru, 7.35%, 7/21/2025		1,000,000	1,352,500
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	412,230
(Cost $2,067,473)			2,086,480
Philippines 4.2%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,910,458)		1,800,000	2,520,000
Poland 0.7%
Republic of Poland:
3.0%, 3/17/2023		400,000	406,640
Series 0725, 3.25%, 7/25/2025	PLN	80,000	23,394
(Cost $430,621)			430,034
Puerto Rico 0.1%
Popular, Inc., 7.0%, 7/1/2019 (Cost $40,000)		40,000	40,400
Romania 3.6%
Republic of Romania, 144A, 4.375%, 8/22/2023 (Cost $2,144,448)		2,000,000	2,120,000
Serbia 1.9%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		240,305	244,030
144A, 7.25%, 9/28/2021		760,000	875,361
(Cost $963,737)			1,119,391
Spain 0.2%
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022 (Cost $111,755)	EUR	100,000	113,973
Sri Lanka 0.8%
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019 (Cost $500,000)		500,000	500,000
Sweden 0.9%
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	250,000	310,210
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	220,500
(Cost $584,595)			530,710
Turkey 4.3%
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	415,947
Republic of Turkey, 4.25%, 4/14/2026		2,000,000	1,944,080
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	204,500
(Cost $2,584,469)			2,564,527
United Kingdom 3.1%
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		310,000	309,225
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	205,000	230,476
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		1,290,000	1,283,550
(Cost $1,836,051)			1,823,251
United States 33.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	21,025
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		160,000	171,000
ADT Corp.:
3.5%, 7/15/2022		35,000	32,988
4.125%, 4/15/2019		10,000	10,156
5.25%, 3/15/2020		85,000	89,675
6.25%, 10/15/2021		30,000	32,250
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		70,000	75,075
AES Corp., 3.262%**, 6/1/2019		40,000	40,000
Air Lease Corp., 4.75%, 3/1/2020		50,000	53,625
Ally Financial, Inc.:
3.25%, 2/13/2018		90,000	89,887
3.5%, 1/27/2019		165,000	163,762
4.125%, 3/30/2020		90,000	90,450
AMC Entertainment, Inc., 5.875%, 2/15/2022		45,000	46,687
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	10,900
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	74,287
7.0%, 5/20/2022		50,000	53,550
Antero Resources Corp.:
5.125%, 12/1/2022		95,000	94,525
5.375%, 11/1/2021		65,000	65,650
144A, 5.625%, 6/1/2023		60,000	61,275
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	28,425
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		45,000	45,000
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		140,000	146,650
Ashland, Inc., 3.875%, 4/15/2018		205,000	211,150
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	171,301
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		70,000	72,297
144A, 6.125%, 11/1/2023		30,000	31,275
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		140,000	138,600
5.5%, 4/1/2023		165,000	168,249
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		20,000	22,909
7.75%, 2/15/2019		35,000	36,356
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	28,788
6.75%, 11/1/2020		60,000	50,100
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	103,625
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		35,000	36,400
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		95,000	87,162
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		80,000	65,600
Cablevision Systems Corp., 5.875%, 9/15/2022		25,000	26,500
California Resources Corp.:
5.0%, 1/15/2020		40,000	37,800
5.5%, 9/15/2021		94,000	89,065
6.0%, 11/15/2024		40,000	37,600
Calpine Corp.:
5.375%, 1/15/2023		60,000	60,525
5.75%, 1/15/2025		60,000	60,303
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		35,000	34,738
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	76,125
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		125,000	123,750
144A, 5.375%, 5/1/2025		95,000	93,337
144A, 5.875%, 5/1/2027		155,000	152,675
CDW LLC:
5.5%, 12/1/2024		185,000	196,655
6.0%, 8/15/2022		60,000	64,650
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	21,070
Series W, 6.75%, 12/1/2023		35,000	37,862
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		99,000	99,144
144A, 6.375%, 9/15/2020		165,000	173,869
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	8,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023		195,000	190,612
6.125%, 2/15/2021		15,000	15,075
6.625%, 8/15/2020		75,000	77,250
Chiquita Brands International, Inc., 7.875%, 2/1/2021		10,000	10,925
Cincinnati Bell, Inc., 8.75%, 3/15/2018		19,000	19,422
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	232,944
4.25%, 8/15/2017		925,000	941,187
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	73,325
Series B, 6.5%, 11/15/2022		185,000	195,637
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		75,000	76,312
CNH Industrial Capital LLC, 3.25%, 2/1/2017		150,000	150,000
CommScope, Inc., 144A, 5.0%, 6/15/2021		60,000	60,000
Community Health Systems, Inc.:
5.125%, 8/1/2021		10,000	10,350
6.875%, 2/1/2022		45,000	47,756
7.125%, 7/15/2020		35,000	37,538
Concho Resources, Inc., 5.5%, 4/1/2023		125,000	126,719
Continental Resources, Inc., 3.8%, 6/1/2024		65,000	62,456
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		120,000	115,356
144A, 6.75%, 1/1/2020		50,000	52,375
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	46,575
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		30,000	31,650
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		30,000	30,975
144A, 6.25%, 4/1/2023		30,000	31,350
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		125,000	111,094
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	21,300
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		210,000	218,662
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	58,300
D.R. Horton, Inc., 4.0%, 2/15/2020		30,000	30,450
Dana Holding Corp., 5.5%, 12/15/2024		50,000	51,375
Delphi Corp., 5.0%, 2/15/2023		45,000	48,487
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		80,000	85,500
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	25,188
DISH DBS Corp.:
4.25%, 4/1/2018		50,000	50,895
5.0%, 3/15/2023		75,000	71,062
Ducommun, Inc., 9.75%, 7/15/2018		65,000	68,900
Dynegy, Inc., 144A, 7.625%, 11/1/2024		15,000	16,125
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	61,275
5.375%, 11/15/2022		50,000	53,125
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	41,600
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		115,000	114,712
144A, 8.125%, 9/15/2023		30,000	31,125
Endo Finance LLC:
144A, 5.375%, 1/15/2023		55,000	54,106
144A, 5.75%, 1/15/2022		40,000	40,500
144A, 6.0%, 2/1/2025		50,000	51,281
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		25,000	25,625
EnerSys, 144A, 5.0%, 4/30/2023		15,000	15,188
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	41,800
Equinix, Inc.:
5.375%, 1/1/2022		65,000	67,437
5.375%, 4/1/2023		120,000	123,900
5.75%, 1/1/2025		50,000	52,625
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	33,600
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		75,000	75,937
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		130,000	136,175
144A, 5.75%, 3/1/2023		105,000	110,250
First Data Corp.:
144A, 6.75%, 11/1/2020		43,000	45,795
144A, 7.375%, 6/15/2019		55,000	57,131
144A, 8.75%, 1/15/2022		115,000	123,050
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		10,000	9,950
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	54,025
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,400
Frontier Communications Corp.:
6.25%, 9/15/2021		40,000	39,700
6.875%, 1/15/2025		40,000	38,740
7.125%, 1/15/2023		160,000	160,800
8.125%, 10/1/2018		600,000	675,750
Gates Global LLC, 144A, 6.0%, 7/15/2022		45,000	41,963
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		150,000	158,700
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		125,000	125,625
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		30,000	30,525
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (b)		145,000	150,891
9.75%, 7/15/2020		45,000	36,900
Harron Communications LP, 144A, 9.125%, 4/1/2020		90,000	98,775
HCA, Inc.:
5.25%, 4/15/2025		15,000	16,256
6.5%, 2/15/2020		165,000	188,100
7.5%, 2/15/2022		120,000	140,400
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		75,000	77,812
7.5%, 7/15/2020		30,000	32,175
11.5%, 7/15/2020		110,000	128,700
Hexion, Inc., 6.625%, 4/15/2020		125,000	116,875
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		45,000	43,650
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	27,125
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	43,900
7.625%, 6/15/2021		30,000	33,450
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		110,000	113,712
Huntsman International LLC, 5.125%, 4/15/2021	EUR	310,000	369,839
iHeartCommunications, Inc., 9.0%, 12/15/2019		125,000	123,594
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,600
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		70,000	71,925
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	102,250
5.75%, 5/15/2016		15,000	15,506
6.25%, 5/15/2019		35,000	38,675
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		95,000	100,225
144A, 8.25%, 2/1/2020		80,000	85,000
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		10,000	9,650
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,275
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	93,150
Lennar Corp., 4.75%, 5/30/2025		80,000	79,400
Level 3 Financing, Inc.:
5.375%, 8/15/2022		175,000	178,719
144A, 5.375%, 5/1/2025		65,000	64,919
6.125%, 1/15/2021		30,000	31,763
LifePoint Hospitals, Inc., 5.5%, 12/1/2021		55,000	57,810
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		10,000	10,225
144A, 7.0%, 9/1/2020		70,000	74,550
Mediacom Broadband LLC, 5.5%, 4/15/2021		10,000	10,150
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		45,000	43,650
Meritor, Inc.:
6.25%, 2/15/2024		50,000	51,125
6.75%, 6/15/2021		60,000	62,700
MGM Resorts International:
6.0%, 3/15/2023		80,000	82,850
6.75%, 10/1/2020		83,000	89,329
7.625%, 1/15/2017		55,000	59,114
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		80,000	80,280
144A, 5.625%, 1/15/2026 (b)		70,000	69,125
Moog, Inc., 144A, 5.25%, 12/1/2022		45,000	46,575
Morgan Stanley, Series H, 5.45%, 7/29/2049		35,000	35,263
MPT Operating Partnership LP, (REIT), 5.75%, 10/1/2020	EUR	185,000	225,903
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		60,000	64,260
NCR Corp.:
5.875%, 12/15/2021		10,000	10,250
6.375%, 12/15/2023		25,000	26,313
Newfield Exploration Co., 5.375%, 1/1/2026		45,000	46,800
NGL Energy Partners LP, 5.125%, 7/15/2019		50,000	49,125
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	45,247
Nortek, Inc., 8.5%, 4/15/2021		70,000	75,600
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	9,588
NRG Energy, Inc., 6.25%, 5/1/2024		185,000	189,162
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		185,000	188,237
6.875%, 1/15/2023		65,000	65,975
Oshkosh Corp.:
5.375%, 3/1/2022		37,000	38,573
144A, 5.375%, 3/1/2025		5,000	5,188
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		35,000	37,406
Penske Automotive Group, Inc., 5.375%, 12/1/2024		185,000	192,400
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		60,000	61,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		30,000	31,875
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	51,250
Ply Gem Industries, Inc., 6.5%, 2/1/2022		100,000	97,000
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		25,000	25,288
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		45,000	45,506
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	130,000	151,627
Regency Energy Partners LP:
5.0%, 10/1/2022		30,000	32,175
5.875%, 3/1/2022		5,000	5,588
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		130,000	135,850
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		15,000	15,600
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		50,000	49,125
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		10,000	8,900
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		145,000	150,510
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		225,000	230,137
144A, 5.625%, 3/1/2025		75,000	75,416
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		5,000	5,100
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	5,025
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	35,963
144A, 5.125%, 12/1/2024		15,000	15,638
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	20,200
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		50,000	50,000
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		40,000	41,750
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		65,000	67,762
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	54,381
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	56,700
144A, 7.0%, 3/1/2020		60,000	66,375
144A, 9.0%, 11/15/2018		195,000	221,873
Sprint Corp., 7.125%, 6/15/2024		240,000	230,700
Starz LLC, 5.0%, 9/15/2019		30,000	30,750
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	46,575
Sunoco LP, 144A, 6.375%, 4/1/2023		45,000	46,800
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		20,000	20,625
6.375%, 3/1/2025		230,000	236,208
6.464%, 4/28/2019		60,000	61,950
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		25,000	25,063
144A, 5.0%, 1/15/2018		170,000	176,375
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		80,000	83,400
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		65,000	65,325
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	64,500
Titan International, Inc., 6.875%, 10/1/2020		35,000	31,763
TransDigm, Inc.:
6.0%, 7/15/2022		60,000	60,375
6.5%, 7/15/2024		35,000	35,520
7.5%, 7/15/2021		205,000	220,375
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		35,000	34,475
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		35,000	29,925
Triumph Group, Inc., 5.25%, 6/1/2022		30,000	29,700
Tronox Finance LLC, 6.375%, 8/15/2020		45,000	44,100
U.S. Foods, Inc., 8.5%, 6/30/2019		15,000	15,806
United Rentals North America, Inc.:
4.625%, 7/15/2023		50,000	50,688
7.375%, 5/15/2020		180,000	194,092
USG Corp., 144A, 5.5%, 3/1/2025		5,000	5,250
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		60,000	63,225
VeriSign, Inc., 144A, 5.25%, 4/1/2025		45,000	46,516
Whiting Petroleum Corp.:
5.75%, 3/15/2021		65,000	65,935
144A, 6.25%, 4/1/2023		135,000	139,306
Windstream Corp.:
6.375%, 8/1/2023		45,000	39,713
7.75%, 10/1/2021		720,000	707,400
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		80,000	86,600
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,275
144A, 5.625%, 10/1/2024		15,000	16,125
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		70,000	74,375
Zayo Group LLC, 144A, 6.0%, 4/1/2023		60,000	60,300
(Cost $19,767,057)			20,030,072
Uruguay 7.2%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,299,144
Total Bonds (Cost $80,978,983)			81,318,000

Loan Participations and Assignments 6.3%
Senior Loans***
Canada 0.6%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		103,425	102,908
Valeant Pharmaceuticals International, Inc.:
Series D2, Term Loan B, 3.5%, 2/13/2019		137,133	137,768
Series C2, Term Loan B, 3.5%, 12/11/2019		132,847	133,447
(Cost $373,778)			374,123
United States 5.7%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		128,753	129,986
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		188,575	190,013
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		49,625	49,920
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		70,000	71,216
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		88,643	89,281
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		141,325	141,899
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		44,888	45,421
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		49,375	49,737
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		109,175	109,714
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		19,600	19,686
First Data Corp., Term Loan, 4.182%, 3/24/2021		85,000	85,726
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		69,298	69,663
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		554,167	560,260
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		87,500	87,925
HJ Heinz Co., Term Loan B2, 3.25%, 6/5/2020		203,089	203,700
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		145,000	145,658
Term Loan B5, 4.5%, 1/31/2022		120,000	120,431
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		311,595	311,178
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		305,954	307,018
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		116,748	116,919
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		69,300	69,430
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		98,750	99,532
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		109,677	106,284
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		29,700	30,053
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		179,190	180,624
(Cost $3,370,457)			3,391,274
Total Loan Participations and Assignments (Cost $3,744,235)			3,765,397

	Shares	Value ($)

Preferred Stock 0.0%
United States
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $22,799)	23	23,549

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $29,610)	600,000	1,419

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $84,775,627)†	143.3	85,108,365
Notes Payable	(44.8)	(26,600,000)
Other Assets and Liabilities, Net	1.5	890,942
Net Assets	100.0	59,399,307

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	25,000	14,975	25,625
Independencia International Ltd.*	12.0%	12/30/2016	USD	577,088	1,014,646	0
					1,029,621	25,625

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill. These securities are shown at their current rate as of April 30, 2015.

*** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $84,775,632. At April 30, 2015, net unrealized appreciation for all securities based on tax cost was $332,733. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,406,798 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,074,065.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2015 is 0.28%.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At April 30, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (c)
Call Options Receive Fixed — 4.22% – Pay Floating — 3-Month LIBOR	4/22/2016 4/22/2026	600,000	1	4/20/2016	21,390	(453)

(c) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2015 was $20,937.

At April 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	80,000	2	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB–	8,176	7,903	273
12/22/2014 3/20/2020	115,000	3	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	20,617	17,894	2,723
Total unrealized appreciation							2,996

(d) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Nomura International PLC

2 Barclays Bank PLC

3 Credit Suisse

As of April 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	427,979	EUR	390,000	5/5/2015	9,960	JPMorgan Chase Securities, Inc.
MXN	58,800,000	USD	3,866,929	5/29/2015	42,445	Barclays Bank PLC
MXN	4,400,000	USD	294,307	6/8/2015	8,310	BNP Paribas
Total unrealized appreciation					60,715

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,836,743	MXN	58,800,000	5/29/2015	(12,258)	BNP Paribas
USD	289,245	MXN	4,400,000	6/8/2015	(3,249)	BNP Paribas
PLN	90,000	USD	24,118	6/8/2015	(850)	UBS AG
COP	1,072,500,000	USD	446,453	6/30/2015	(1,290)	Morgan Stanley& Co.
EUR	6,610,000	USD	7,042,770	7/13/2015	(386,657)	Citigroup, Inc.
EUR	835,500	USD	905,121	7/13/2015	(33,954)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(438,258)

Currency Abbreviations
BRL Brazilian Real COP Colombian Peso EUR Euro MXN Mexican Peso PLN Polish Zloty USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, written option contracts, credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments and other receivables, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Bonds	$—	$81,318,000	$0	$81,318,000
Loan Participations and Assignments	—	3,765,397	—	3,765,397
Preferred Stock (f)	—	23,549	—	23,549
Derivatives (g)
Purchased Option	—	1,419	—	1,419
Credit Default Swap Contracts	—	2,996	—	2,996
Forward Foreign Currency Exchange Contracts	—	60,715	—	60,715
Total	$—	$85,172,076	$0	$85,172,076
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (g)
Written Option	$—	$(453)	$—	$(453)
Forward Foreign Currency Exchange Contracts	—	(438,258)	—	(438,258)
Total	$—	$(438,711)	$—	$(438,711)

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include value of options purchased, value of written options and unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $84,775,627)	$85,108,365
Cash	713,503
Foreign currency, at value (cost $223,481)	209,003
Receivable for investments sold — when-issued securities	45,563
Dividends receivable	394
Interest receivable	1,144,595
Unrealized appreciation on bilateral swap contracts	2,996
Unrealized appreciation on forward foreign currency exchange contracts	60,715
Upfront payments paid on bilateral swap contracts	25,797
Foreign taxes recoverable	13,214
Other asset	1,773
Total assets	87,325,918
Liabilities
Payable for investments purchased — when-issued securities	700,812
Notes payable	26,600,000
Interest on notes payable	28,722
Options written, at value (premium received $21,390)	453
Unrealized depreciation on forward foreign currency exchange contracts	438,258
Accrued management fee	48,543
Accrued Directors' fees	1,254
Other accrued expenses and payables	108,569
Total liabilities	27,926,611
Net assets, at value	$59,399,307
Net Assets Consist of
Undistributed net investment income	909,929
Net unrealized appreciation (depreciation) on: Investments	332,738
Swap contracts	2,996
Foreign currency	(405,049)
Written options	20,937
Accumulated net realized gain (loss)	(2,771,604)
Paid-in capital	61,309,360
Net assets, at value	$59,399,307
Net Asset Value
Net asset value per share ($59,399,307 ÷ 6,483,604 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$9.16

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2015 (Unaudited)
Investment Income
Interest (net of foreign taxes withheld of $32,105)	$2,347,025
Dividends	1,468
Total income	2,348,493
Expenses: Management fee	294,189
Services to shareholders	3,381
Custodian fees	23,494
Accounting fees	43,922
Audit fees	46,818
Legal fees	19,534
Reports to shareholders	32,161
Directors' fees and expenses	4,462
Interest expense	145,974
Stock exchange listing fees	11,778
Other	27,950
Total expenses	653,663
Net investment income	1,694,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(1,313,398)
Swap contracts	2,667
Foreign currency	1,204,244
(106,487)
Change in net unrealized appreciation (depreciation) on: Investments	(603,184)
Swap contracts	(448)
Written options	3,051
Foreign currency	(454,282)
(1,054,863)
Net gain (loss)	(1,161,350)
Net increase (decrease) in net assets resulting from operations	$533,480

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended April 30, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$533,480
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(28,527,255)
Net amortization of premium/(accretion of discount)	180,011
Proceeds from sales and maturities of long-term investments	25,128,736
(Increase) decrease in interest receivable	188,413
(Increase) decrease in dividends receivable	447
(Increase) decrease in other assets	22,041
(Increase) decrease in upfront payments paid/received on credit default swap contracts	(22,326)
(Increase) decrease in receivable for investments and when-issued securities sold	229,268
Increase (decrease) in written options, at value	(3,051)
Increase (decrease) in interest on notes payable	(15,266)
Increase (decrease) in payable for investments and when-issued securities purchased	436,712
Increase (decrease) in other accrued expenses and payables	(50,940)
Change in unrealized (appreciation) depreciation on investments	603,184
Change in unrealized (appreciation) depreciation on swaps	448
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	451,584
Net realized (gain) loss from investments	1,313,398
Cash provided (used) by operating activities	468,884
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	100,000
Payment for shares repurchased	(598,015)
Distributions paid	(1,758,155)
Cash provided (used) for financing activities	(2,256,170)
Increase (decrease) in cash	(1,787,286)
Cash at beginning of period (including foreign currency)	2,709,792
Cash at end of period (including foreign currency)	$922,506
Supplemental Disclosure
Interest paid on notes	(161,240)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations: Net investment income	$1,694,830	$3,613,049
Operations: Net investment income	$1,694,830	$3,613,049
Net realized gain (loss)	(106,487)	576,337
Change in net unrealized appreciation (depreciation)	(1,054,863)	(565,316)
Net increase (decrease) in net assets resulting from operations	533,480	3,624,070
Distributions to shareholders from net investment income	(1,758,155)	(3,608,614)
Fund share transactions: Cost of shares repurchased	(577,357)	(2,098,303)
Net increase (decrease) in net assets from Fund share transactions	(577,357)	(2,098,303)
Increase (decrease) in net assets	(1,802,032)	(2,082,847)
Net assets at beginning of period	61,201,339	63,284,186
Net assets at end of period (including undistributed net investment income of $909,929 and $973,254, respectively)	$59,399,307	$61,201,339
Other Information
Shares outstanding at beginning of period	6,554,942	6,811,025
Shares repurchased	(71,338)	(256,083)
Shares outstanding at end of period	6,483,604	6,554,942

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
	Six Months Ended 4/30/15 (Unaudited)		2014	2013		2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.34		$9.29	$9.80		$8.62		$8.88	$8.04
Income (loss) from investment operations: Net investment incomea	.26		.54	.55		.59		.50	.55
Net realized and unrealized gain (loss)	(.18)		.01	(.55)		1.08	d	(.26)	.79
Total from investment operations	.08		.55	(.00	)***	1.67		.24	1.34
Less distributions from: Net investment income	(.27)		(.54)	(.55)		(.51)		(.55)	(.51)
NAV accretion resulting from repurchases of shares and shares tendered at a discount to NAVa	.01		.04	.04		.02		.05	.01
Net asset value, end of period	$9.16		$9.34	$9.29		$9.80		$8.62	$8.88
Market value, end of period	$8.34		$8.23	$8.29		$8.82		$7.65	$8.44
Total Return
Per share net asset value (%)b	1.34	**	7.36	1.06		20.86	d	4.12	18.08
Per share market value (%)b	4.71	**	6.01	.20		22.57		(2.78)	33.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59		61	63		70		63	88
Ratio of expenses (including interest expense) (%)	2.22	*	2.29	2.21		2.36		2.22	1.68
Ratio of expenses (excluding interest expense) (%)	1.73	*	1.82	1.68		1.67		1.86	1.68
Ratio of net investment income (%)	5.76	*	5.82	5.77		6.54		5.75	6.53
Portfolio turnover rate (%)	30	**	37	48		25		89	31
Total debt outstanding, end of period ($ thousands)	26,600		26,500	23,000		31,000		26,000	—
Asset coverage per $1,000 of debtc	3,233		3,309	3,751		3,242		3,410	—

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestments of distributions. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
d During the year ended October 31, 2012, Lehman Brothers International issued a Claims Determination Deed to the Fund as a partial settlement for a loss written off by the Fund in 2008. The impact of this claim amounted to $0.13 per share. Excluding this pending claim, total return would have been 1.39% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Maryland corporation.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurement is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Global High Income Fund, Inc. is approved to participate in securities lending, but had no securities on loan during the six months ended April 30, 2015. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $2,665,000, including $2,345,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or October 31, 2017, the expiration date, whichever occurs first; and approximately $320,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($49,000) and long-term losses ($271,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, recognition of certain currency gain (loss) as ordinary income (loss), foreign denominated securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency positions at the Fund's custodian bank at April 30, 2015.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default of principal. The Fund uses the specific identification method for determining realized gain or loss on investments. The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2015, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $50,000 to $195,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2015, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2015 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in written option contracts had a total value generally indicative of a range from $0 to approximately $4,000, and purchased option contracts had a total value generally indicative of a range from approximately $1,000 to $7,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $7,403,000 to $12,580,000, and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from $0 to approximately $4,554,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$1,419	$—	$—	$1,419
Credit Contracts (b)	—	2,996	—	2,996
Foreign Exchange Contracts (c)	—	—	60,715	60,715
	$1,419	$2,996	$60,715	$65,130
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Investments in securities, at value (includes purchased options)
(b) Unrealized appreciation on bilateral swap contracts
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Option	Forward Contracts	Total
Interest Rate Contracts (a)	$(453)	$—	$(453)
Foreign Exchange Contracts (b)	—	(438,258)	(438,258)
	$(453)	$(438,258)	$(438,711)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Options written, at value
(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts	Forward Contracts	Total
Credit Contracts (a)	$2,667	$—	$2,667
Foreign Exchange Contracts (b)	—	1,275,123	1,275,123
	$2,667	$1,275,123	$1,277,790
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) on swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Option	Written Option	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$(6,052)	$3,051	$—	$—	$(3,001)
Credit Contracts (b)	—	—	(448)	—	(448)
Foreign Exchange Contracts (c)	—	—	—	(451,584)	(451,584)
	$(6,052)	$3,051	$(448)	$(451,584)	$(455,033)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and written options, respectively
(b) Change in net unrealized appreciation (depreciation) on swap contracts
(c) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of April 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$42,718	$—	$—	$42,718
BNP Paribas	8,310	(8,310)	—	—
Credit Suisse	2,723	—	—	2,723
JPMorgan Chase Securities, Inc.	9,960	(9,960)	—	—
Nomura International PLC	1,419	(453)	—	966
	$65,130	$(18,723)	$—	$46,407
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
BNP Paribas	$15,507	$(8,310)	$—	$7,197
Citigroup, Inc.	386,657	—	—	386,657
JPMorgan Chase Securities, Inc.	33,954	(9,960)	—	23,994
Morgan Stanley & Co.	1,290	—	—	1,290
Nomura International PLC	453	(453)	—	—
UBS AG	850	—	—	850
	$438,711	$(18,723)	$—	$419,988

C. Purchases and Sales of Securities

During the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $28,527,255 and $25,128,736, respectively.

For the six months ended April 30, 2015, transactions for written options on interest rate swap contracts were as follows:
	Contracts	Premium
Outstanding, beginning of period	600,000	$21,390
Options closed	—	—
Outstanding, end of period	600,000	$21,390

D. Related Parties

Management Agreement. Under the Investment Advisory, Management and Administration Agreement ("Management Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Manager"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Manager directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Manager determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Manager provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.00% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Manager, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DSC aggregated $1,270, of which $449 is unpaid.

DIMA is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Pursuant to a sub-accounting agreement between DIMA and State Street Bank and Trust Company ("SSB"), DIMA has delegated all accounting functions to SSB. DIMA compensates SSB out of the accounting fee it receives from the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA aggregated $43,922, of which $5,362 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,208, of which $7,623 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Share Repurchases

The Board of Directors has authorized the Fund to effect periodic repurchases of its shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended April 30, 2015 and the year ended October 31, 2014, the Fund purchased 71,338 and 256,083 of its shares of common stock on the open market at a total cost of $577,357 and $2,098,303 ($8.08 and $8.19 average per share), respectively. The average discount of these purchased shares comparing the purchase price to the net asset value at the time of purchase, was 11.20% and 11.81%, respectively.

H. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $30,000,000, with a maturity date of April 6, 2016. Loans under the facility generally bear interest at the applicable LIBOR rate plus 0.85%. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" in the Statement of Operations. An arrangement fee incurred by the Fund in connection with its loan was deferred and was amortized over a one-year period.

At April 30, 2015, the Fund had a notes payable outstanding of $26,600,000. The weighted average outstanding daily balance of all loans during the six months ended April 30, 2015 was approximately $26,377,000, with a weighted average borrowing cost of 1.12%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings or to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

Dividend Reinvestment and Cash Purchase Plan

The Board of Directors of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of common stock of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Directors to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DeAWM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

Whenever the Fund declares an income dividend or a capital gain distribution payable in common shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such dividend or distribution entirely in additional shares of common stock of the Fund. If the market price per share of the Fund’s common stock on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be credited to the Participant’s account shall be determined by dividing the dollar amount of the dividend or capital gain distribution payable on the Participant’s shares by the greater of the following amounts per share of the Fund’s common stock on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Fund’s common stock on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gain distribution on such Participant’s shares (less such Participant’s pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. The valuation date will be the payment date for the dividend or capital gains distribution or, if such date is not a New York Stock Exchange trading date, then the next preceding New York Stock Exchange trading date. Should the Fund declare an income dividend or capital gain distribution payable only in cash, the amount of such dividend or distribution on each Participant’s shares (less such Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such dividend or distribution) shall be applied to the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. Open-market purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

Each Participant may send additional funds in the amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. Such voluntary payments will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional shares of the Fund’s common stock as of that investment date. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Optional cash payments should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Global High Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

c/o DeAWM Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash payment by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

Investment of voluntary cash payments and other open-market purchases may be made on any securities exchange where the Fund’s common stock is traded, in the OTC market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine.

The Transfer Agent will confirm to each Participant each acquisition made for such Participant’s account as soon as practicable but no later than 60 days after the date thereof. The Transfer Agent will send to each Participant a statement of account confirming the transaction and itemizing any previous reinvestment activity for the calendar year. A statement reflecting the amount of cash received by the Fund’s Transfer Agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes.

The reinvestment of dividends and capital gain distributions does not relieve the Participant of any tax that may be payable on such dividends and distributions. The Transfer Agent will report to each Participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the Participant.

The service fees for handling capital gain distributions or income dividends will be paid by the Fund.

Participants may terminate their accounts under the Plan by notifying the Transfer Agent in writing. Such termination will be effective immediately if such Participant’s notice is received by the Transfer Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gain distributions or income dividends. If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant’s shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct brokerage commissions for this transaction and any transfer taxes. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times, but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority and with certain other limited exceptions, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DeAWM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Lines	Deutsche AWM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DeAWM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	Brown Brothers Harriman & Company 50 Post Office Square Boston, MA 02110
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110

Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	LBF
CUSIP Number	25158V 108

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Deutsche Asset
& Wealth Management

345 Park Avenue
New York, NY 10154-00100

CEGHIF-3
(R-027571-4 6/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
November 1 through November 30, 2014	15,088	$8.19	n/a	n/a
December 1 through December 31, 2014	18,600	$8.07	n/a	n/a
January 1 through January 31, 2015	13,300	$7.94	n/a	n/a
February 1 through February 28, 2015	13,004	$8.02	n/a	n/a
March 1 through March 31, 2015	8,917	$8.15	n/a	n/a
April 1 through April 30, 2015	2,429	$8.29	n/a	n/a
Total	71,338	$8.08	-

The Fund may from time to time repurchase shares in the open market when the Fund's shares trade at a discount to their net asset value.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015